Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Singapore statutory income tax rate (*)		17.00%	17.00%	17.00%
Effect of tax holiday and preferential tax rate benefit (as a percent)		(5.30%)	20.90%	(163.20%)
Effect of different tax rates available to different jurisdictions (as a percent)		(9.50%)	47.60%	(60.10%)
Permanent differences (as a percent)	[1]	6.80%	(66.30%)	151.90%
Change in valuation allowance (as a percent)		0.80%	(95.20%)	484.70%
Effect of Super Deduction available to the Group (as a percent)		(4.40%)	42.80%	(226.60%)
Effective income tax rate (as a percent)		5.40%	(33.20%)	203.70%

[1]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.